Consolidated net cash/(debt)	12 Months Ended
Dec. 31, 2021
Disclosure Of Consolidated Net Debt [Abstract]
Consolidated net cash/(debt)
23 Consolidated net cash/(debt)

	Financing liabilities			Other assets
Year ended 31 December 2021	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Net-debt related derivatives (included in Other financial assets/liabilities)(c) US$m	Cash and cash equivalents including overdrafts US$m	Other investments(d) US$m	Net cash/(debt) US$m
Analysis of changes in consolidated net cash/(debt)
Opening balance	(12,653)	(1,178)	248	10,381	2,538	(664)
Foreign exchange adjustment	67	30	(45)	100	—	152
Cash movements excluding exchange movements	270	358	(51)	2,324	(107)	2,794
Other non-cash movements	150	(573)	(253)	—	(30)	(706)
Closing balance	(12,166)	(1,363)	(101)	12,805	2,401	1,576

Year ended 31 December 2020	Financing liabilities			Other assets
	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Net-Debt related derivatives (included in Other financial assets/ liabilities)(c) US$m	Cash and cash equivalents including overdrafts US$m	Other investments(d) US$m	Net debt US$m
Analysis of changes in consolidated net debt
Opening balance	(12,806)	(1,309)	(147)	8,027	2,584	(3,651)
Foreign exchange adjustment	(83)	(47)	39	165	—	74
Cash movements excluding exchange movements	505	324	91	2,189	(58)	3,051
Other non-cash movements	(269)	(146)	265	—	12	(138)
Closing balance	(12,653)	(1,178)	248	10,381	2,538	(664)
(a)Borrowings excluding overdrafts and including lease liabilities at 31 December 2021 of US$13,529 million (2020: US$13,831 million) differ from total borrowings and other financial liabilities of US$14,169 million (2020: US$14,015 million) on the balance sheet as they exclude other current financial liabilities of US$245 million (2020: US$23 million), other non-current financial liabilities of US$393 million (2020: US$161 million) and bank overdraft of US$2 million (2020: US$nil).
(b)Other movements in lease liabilities include the net impact of additions, modifications and terminations during the year.
(c)Included within “Net debt-related derivatives” are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt. In 2021, we have also included currency forwards that we use to mitigate the foreign exchange exposure on our non-US dollar separately managed funds. These forwards are not in a hedge relationship but are included within the Group's net debt definition.
(d)Other investments comprise US$2,401 million (2020: US$2,538 million) of highly liquid financial assets held in managed investment funds classified as held for trading. During the year we entered into non-US dollar denominated managed investment funds.
Further information relating to the currency and interest rate exposures arising from net debt and related derivatives is given in note 29.